SCHEDULE OF COMPONENTS OF EQUITY DEFICIENCY, LOANS AND BORROWING, OTHER CURRENT LIABILITIES, NET OF CASH (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Risk Management
Shareholder’s equity	$ 31,326,582	$ 27,188,344	$ (13,475,790)	$ (4,316,964)
Current liabilities	12,574,288	12,462,372
Total liabilities and equity	43,900,870	39,650,716
Cash	(5,314,247)	(5,162,991)	$ (4,426,768)	$ (1,990,203)
Total	$ 38,586,623	$ 34,487,725